CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (UNAUDITED) (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Common stock - Dividends paid	$ 0.05	$ 0.05
Common stock - Dividends declared		$ 0.05
Series F Preferred Shares
Preferred stock dividend rate percentage	9.50%
Series B Preferred Shares
Preferred stock dividend rate percentage	8.00%
Preferred stock - Cash dividends declared	$ 0.50